Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 110,876,659	€ 1,342,004
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	108,294,585	43,874
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	1,500,124	775,086
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	406,168	407,091
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	360,299	89,157
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	245,849	5,586
CNY
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 69,634	€ 21,210